Commitments & Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Underwriting discount	$ 0.20	$ 0.20
Underwriting discount aggregate amount	$ 6,000	$ 6,000
Additional fee per unit	$ 0.35	$ 0.35
Deferred underwriting commissions in connection with the initial public offering	$ 10,500	$ 10,500